Summary of Significant Accounting Policies - Schedule of Annual Depreciation Rates (Details)	Dec. 31, 2024
Computers [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rates, percentage	33.00%
Minimum [Member] | Office furniture and equipment [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rates, percentage	6.00%
Maximum [Member] | Office furniture and equipment [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rates, percentage	15.00%